Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of estimated useful lives of lease right of use assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Fulfillment and sorting centers	3-10
Office premises	2-7
Pick-up points	3
Vehicles	3-4

Disclosure of estimated useful lives of the assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Land	Indefinite
Buildings	16-50
Engineering facilities	5-30
Warehouse equipment	1-10
Transportation vehicles	4-7
Computer equipment	2-4
Other computer hardware and office facilities	1-10
Other assets	5-20
Leasehold improvements	3-10